Commitments (Details) € in Thousands, $ in Millions	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure of contingent liabilities
Trade receivables	€ 3,121	€ 905
Janssen Pharmaceutica NV
Disclosure of contingent liabilities
Trade receivables	1,600		$ 20
Janssen Pharmaceutica NV | NBTXR3
Disclosure of contingent liabilities
Trade receivables	3,800
Janssen Pharmaceutica NV | Technology Transfer And Technical Assistance
Disclosure of contingent liabilities
Trade receivables	€ 900